TRANSAMERICA PARTNERS FUNDS GROUP
TRANSAMERICA ASSET ALLOCATION FUNDS
and
TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP
TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

Supplement dated May 28, 2010 to the Prospectuses dated May 1, 2010

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Transamerica Partners Money Market
Transamerica Partners Institutional Money Market

The following supplements the information on page 53 of each Prospectus:

Management:
Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	GE Asset Management, Incorporated
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Investors Should Retain this Supplement for Future Reference